2. ACQUISITION (Tables)	6 Months Ended
Jun. 30, 2012
Acquisition Tables
Purchase price allocation

The final valuation has been completed.  The purchase price allocation is set forth below.

Fair Value of Tangible Assets acquired	$7,941,000
Intangible assets, subject to amortization	4,975,000
Goodwill	162,000
Liabilities assumed	(660,000)
Total	$12,418,000